RIGHT OF USE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
Right Of Use Assets Net
SCHEDULE OF RIGHT OF USE

	December 31, 2024	December 31, 2023
Opening balance	$630,793	$887,137
Additions in the year	288,753	42,393
Foreign exchange	16,064	18,555
Amortization in the year	(353,125)	(317,292)
Closing balance	$582,485	$630,793

SCHEDULE OF ALLOCATION OF THE RIGHT OF USE ASSETS	Allocation of the right of use assets is as follows:
	December 31, 2024	December 31, 2023
Office lease	$486,544	$518,787
Car leases	95,941	112,006
	$582,485	$630,793